SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.4%

Commercial Services - 1.4%
Amentum Holdings, Inc. *	26,202	683,348
Booz Allen Hamilton Holding Corp.	27,550	2,149,727

		2,833,075

Consumer Durables - 1.0%
Take-Two Interactive Software, Inc. *	4,892	966,170
YETI Holdings, Inc. *	28,100	1,028,179

		1,994,349

Consumer Non-Durables - 2.1%
Coca-Cola Europacific Partners, PLC	40,700	3,690,269
elf Beauty, Inc. *	12,250	742,472

		4,432,741

Consumer Services - 0.7%
Nexstar Media Group, Inc.	7,375	1,333,621

Electronic Technology - 30.5%
Applied Materials, Inc.	21,175	7,237,403
Arista Networks, Inc. *	123,800	15,200,164
Broadcom, Inc.	62,700	19,406,277
Ciena Corp. *	16,525	6,415,501
Coherent Corp. *	19,850	4,728,469
Monolithic Power Systems, Inc.	5,400	5,904,090
Synopsys, Inc. *	3,653	1,448,341
Vertiv Holdings Co.	11,575	2,900,463

		63,240,708

Energy Minerals - 1.0%
Northern Oil & Gas, Inc.	73,100	2,136,713

Finance - 11.1%
Air Lease Corp.	32,900	2,136,526
Ameriprise Financial, Inc.	10,000	4,444,000
Arthur J Gallagher & Co.	11,600	2,512,328
Carlyle Group, Inc.	85,700	4,147,023
Hamilton Lane, Inc.	12,450	1,237,530
Intercontinental Exchange, Inc.	25,300	3,979,184
Pinnacle Financial Partners, Inc.	29,100	2,506,674
Reinsurance Group of America, Inc.	10,300	2,102,848

		23,066,113

Health Services - 1.7%
Encompass Health Corp.	24,800	2,398,904
Tenet Healthcare Corp. *	6,350	1,198,308

		3,597,212

Health Technology - 9.3%
Align Technology, Inc. *	6,025	1,032,866
Ascendis Pharma A/S, ADR *	10,800	2,470,284
Dexcom, Inc. *	48,040	3,016,912
Glaukos Corp. *	26,515	2,854,605
IDEXX Laboratories, Inc. *	4,350	2,444,221
Insulet Corp. *	14,175	2,974,482
Natera, Inc. *	7,100	1,419,929
Thermo Fisher Scientific, Inc.	6,100	2,998,333

		19,211,632

Industrial Services - 6.3%
Argan, Inc.	5,100	2,777,715

Name of Issuer	Quantity	Fair Value ($)

Cheniere Energy, Inc.	12,000	3,405,120
Jacobs Solutions, Inc.	24,700	3,143,816
Waste Connections, Inc.	23,400	3,801,096

		13,127,747

Non-Energy Minerals - 0.7%
Trex Co., Inc. *	38,625	1,406,723

Producer Manufacturing - 11.2%
AMETEK, Inc.	14,675	3,145,733
Axon Enterprise, Inc. *	6,800	2,887,892
BWX Technologies, Inc.	13,600	2,781,064
Carlisle Cos., Inc.	10,075	3,361,221
Donaldson Co., Inc.	22,950	1,947,767
Dover Corp.	21,875	4,559,844
Hubbell, Inc.	7,500	3,680,550
Xylem, Inc.	7,900	944,050

		23,308,121

Retail Trade - 5.8%
TJX Cos., Inc.	46,500	7,426,050
Ulta Beauty, Inc. *	8,600	4,495,306

		11,921,356

Technology Services - 11.4%
Atlassian Corp. *	16,950	1,156,838
Autodesk, Inc. *	14,800	3,543,120
Booking Holdings, Inc.	450	1,894,644
Crowdstrike Holdings, Inc. *	6,500	2,537,665
Datadog, Inc. *	17,400	2,054,070
Dynatrace, Inc. *	65,375	2,417,568
Euronet Worldwide, Inc. *	16,075	1,066,898
HubSpot, Inc. *	6,825	1,665,982
PTC, Inc. *	29,500	4,203,455
Sportradar Group AG *	86,400	1,446,336
Spotify Technology SA *	3,250	1,575,957

		23,562,533

Transportation - 1.1%
Alaska Air Group, Inc. *	17,300	636,294
Knight-Swift Transportation Holdings, Inc.	28,500	1,641,030

		2,277,324

Utilities - 2.1%
Vistra Corp.	19,100	2,871,303
WEC Energy Group, Inc.	12,800	1,481,856

		4,353,159

Total Common Stocks (cost: $78,086,792)		201,803,127

Short-Term Securities - 2.7%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $5,692,111)	5,692,111	5,692,111

Total Investments in Securities - 100.1% (cost $83,778,903)		207,495,238

Other Assets and Liabilities, net - (0.1)%		(152,657)

Net Assets - 100.0%		$207,342,581

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Mid Cap Growth Fund (Continued)

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	201,803,127	—	—	201,803,127
Short-Term Securities	5,692,111	—	—	5,692,111
Total:	207,495,238	—	—	207,495,238

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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